Intangibles, Net (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets Net Excluding Goodwill (Textual)
Amortization of Intangible Assets	$ 1,000	$ 1,000	$ 3,000	$ 3,000	$ 7,000	$ 7,000
Amortization expense, 2015	6,000		6,000		7,000
Amortization expense, 2016	6,000		6,000		7,000
Amortization expense, 2017	6,000		6,000		7,000
Amortization expense, 2018	6,000		6,000		7,000
Amortization expense, 2019					$ 6,000
Amortization expense, thereafter	$ 7,000		$ 7,000